Form N-1A Supplement	Mar. 31, 2026
KraneShares Artificial Intelligence and Technology ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated March 31, 2026 to the Fund’s Summary Prospectus, Statutory

Prospectus, and Statement of Additional Information, each dated August 1, 2025, as each may be supplemented and amended from time to time.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus, and Statement of Additional Information.

On March 31, 2026, the Trust’s Board of Trustees approved changing the Fund’s name to “KraneShares Artificial Intelligence and Technology Public and Private ETF” and making corresponding changes to the Fund’s principal investment strategies and investment policies.

Accordingly, effective June 1, 2026, the following changes are made to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information:

1.	In the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information, all references to “KraneShares Artificial Intelligence and Technology ETF” are hereby replaced with “KraneShares Artificial Intelligence and Technology Public and Private ETF”.